Loans and Allowance for Credit Losses - Additional Information (Detail) - CAD ($) $ in Millions	6 Months Ended	12 Months Ended
	Apr. 30, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	$ 3,473	$ 3,814
2021 [member] | Adverse scenario [member]
Disclosure of detailed information about financial instruments [line items]
Percentage decline in housing prices	30.00%
2021 [member] | Adverse scenario [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Percentage contraction in real gdp	5.00%
2021 [member] | Adverse scenario [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Percentage contraction in real gdp	5.00%
2020 [member] | Adverse scenario [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Percentage contraction in real gdp		3.00%
Percentage decline in housing prices		11.00%
2020 [member] | Adverse scenario [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Percentage contraction in real gdp		3.00%
Percentage decline in housing prices		16.00%
Allowance for credit losses related to loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	$ 3,028	$ 3,303
Allowance for credit losses related to other credit instruments [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	445	511
Related to performing loans, assuming 100% base case scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	2,809	3,075
Modelled allowance account for credit losses of financial assets based on assumptions	1,925	2,375
Related to performing loans, assuming 100% adverse scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	2,809	3,075
Modelled allowance account for credit losses of financial assets based on assumptions	4,475	4,875
Performing loans, stage one scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	2,809	3,075
Modelled allowance account for credit losses of financial assets based on assumptions	$ 2,050	$ 2,300
Expected credit loss period	12 months